Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022	Apr. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based On:
FiscalYear(1)	Summary Compensation Table Total For CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)(3)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Income ($) in thousands)(6)	Adjusted Revenue ($) in thousands)(7)
2025	$10,722,488	$1,345,794	$2,475,289	$702,179	$62.60	$120.90	$167,679	$1,363,800
2024	$11,545,113	$10,182,199	$2,797,222	$2,583,973	$84.55	$129.18	$117,558	$1,305,300
2023	$10,686,395	$18,084,134	$2,395,331	$2,834,733	$81.97	$137.09	$115,401	$1,189,500
2022	$8,702,220	$(2,352,047)	$2,871,874	$1,276,390	$63.25	$167.29	$43,375	$989,900
2021	$8,625,394	$6,611,926	$1,951,223	$1,842,169	$110.99	$174.65	$79,469	$869,100
(1)The CEO/PEO and non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	CEO/PEO	Non-PEO NEOs
2025	Christopher A. Simon	James C. D'Arecca, Michelle L. Basil, Roy Galvin and Stewart W. Strong
2024	Christopher A. Simon	James C. D'Arecca, Michelle L. Basil, Anila Lingamneni and Josep L. Llorens
2023	Christopher A. Simon	James C. D'Arecca, Michelle L. Basil, Anila Lingamneni, Josep L. Llorens and William P. Burke
2022	Christopher A. Simon	William P. Burke, Michelle L. Basil, Josep L. Llorens and Stewart W. Strong
2021	Christopher A. Simon	William P. Burke, Michelle L. Basil, Anila Lingamneni and Josep L. Llorens
(2)The dollar amounts reflected in these columns represent the "Compensation Actually Paid" ("CAP") to the CEO/PEO and the average amount of CAP to the non-PEO NEOs as a group, respectively, in the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns.
(3)In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for the CEO/PEO for each fiscal year to determine the “Compensation Actually Paid”:

Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	Fiscal 2025 ($)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)
Summary Compensation Table Total Compensation	$10,722,488	$11,545,113	$10,686,395	$8,702,220	$8,625,394
Less the aggregate change in the actuarial present value of pension benefits	$—	$—	$—	$—	$—
Plus the actuarial present value of pension benefits attributable to the service during the covered fiscal year and prior service cost	$—	$—	$—	$—	$—
Less the grant date fair value of any equity awards granted during the year	$(8,426,642)	$(7,945,882)	$(7,424,913)	$(6,819,232)	$(6,596,160)
Plus the fair value as of fiscal year-end of any equity awards granted during the covered year that are unvested at the end of the year	$3,701,118	$6,313,249	$11,727,337	$8,268,477	$7,308,743
Plus the change, measured from the end of the prior fiscal year to the end of the most recently completed fiscal year, in the fair value of any equity awards granted in prior years that are unvested as of the end of the covered year	$(7,354,952)	$1,198,186	$3,234,630	$(7,412,245)	$(1,482,976)
Plus for awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—
Plus the change, measured from the end of the prior fiscal year to the vesting date, in fair value of equity awards granted in prior years that vested during the covered year	$2,703,782	$(928,467)	$(139,315)	$(5,091,267)	$(1,243,075)
Less the fair value as of the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	$—	$—	$—	$—	$—
Plus the dollar value of any dividends or earnings paid on equity awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation for the year	$—	$—	$—	$—	$—
Total Adjustments	$(9,376,694)	$(1,362,914)	$7,397,739	$(11,054,267)	$(2,013,468)
Compensation Actually Paid	$1,345,794	$10,182,199	$18,084,134	$(2,352,047)	$6,611,926
(4)In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for the non-PEO NEOs as a group, for each fiscal year to determine the “Compensation Actually Paid”:

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	Fiscal 2025 Average ($)	Fiscal 2024 Average ($)	Fiscal 2023 Average ($)	Fiscal 2022 Average ($)	Fiscal 2021 Average ($)
Summary Compensation Table Total Compensation	$2,475,289	$2,797,222	$2,395,331	$2,871,874	$1,951,223
Less the aggregate change in the actuarial present value of pension benefits	$—	$—	$—	$—	$—
Plus the actuarial present value of pension benefits attributable to the service during the covered fiscal year and prior service cost	$—	$—	$—	$—	$—
Less the grant date fair value of any equity awards granted during the year	$(1,608,422)	$(1,619,590)	$(1,233,682)	$(2,041,847)	$(1,129,311)
Plus the fair value as of fiscal year-end of any equity awards granted during the covered year that are unvested at the end of the year	$757,748	$1,286,814	$1,958,299	$2,404,154	$1,256,689
Plus the change, measured from the end of the prior fiscal year to the end of the most recently completed fiscal year, in the fair value of any equity awards granted in prior years that are unvested as of the end of the covered year	$(1,197,961)	$200,228	$404,989	$(1,373,148)	$(158,035)
Plus, for awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—
Plus the change, measured from the end of the prior fiscal year to the vesting date, in fair value of equity awards granted in prior years that vested during the covered year	$275,525	$(80,701)	$(40,369)	$(584,643)	$(78,397)
Less the fair value as of the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	$—	$—	$(649,835)	$—	$—
Plus the dollar value of any dividends or earnings paid on equity awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation for the year	$—	$—	$—	$—	$—
Total Adjustments	$(1,773,110)	$(213,249)	$439,402	$(1,595,484)	$(109,054)
Compensation Actually Paid	$702,179	$2,583,973	$2,834,733	$1,276,390	$1,842,169
(5)For the relevant fiscal year, represents the cumulative total shareholder return on Haemonetics Corporation common stock and on the S&P Health Care Equipment Select Industry Index based on an investment of $100 (with reinvestment of all dividends) in each of Haemonetics Corporation and the S&P Health Care Equipment Select Industry Index on March 30, 2020, the first trading day of our fiscal 2021.
(6)The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.
(7)Adjusted revenue is a non-GAAP number and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. For purposes of the 2025 Bonus Plan, adjusted revenue equals fiscal 2025 total Company revenue determined in accordance with GAAP, or $1,360.8 million, adjusted to exclude the impacts of currency as well as the sale of the Company’s Whole Blood product line within its Blood Center business unit in January 2025, which occurred after the Compensation Committee set performance goals under the 2025 Bonus Plan during the first quarter of fiscal 2025. As discussed in our Compensation Discussion and Analysis, adjusted revenue results also exclude approximately $14.0 million of fiscal 2025 revenue from North America disposables sales to CSL, which represents the portion of such fiscal 2025 North America disposables sales to CSL that exceeded the amount contemplated in the adjusted revenue performance targets set by the Committee based on the Company’s fiscal 2025 annual operating plan. For more information, see "Annual Short-Term Incentive Compensation" beginning on page 29.

Company Selected Measure Name	Adjusted revenue
Named Executive Officers, Footnote	The CEO/PEO and non-PEO NEOs included in the above compensation columns reflect the following:

Fiscal Year	CEO/PEO	Non-PEO NEOs
2025	Christopher A. Simon	James C. D'Arecca, Michelle L. Basil, Roy Galvin and Stewart W. Strong
2024	Christopher A. Simon	James C. D'Arecca, Michelle L. Basil, Anila Lingamneni and Josep L. Llorens
2023	Christopher A. Simon	James C. D'Arecca, Michelle L. Basil, Anila Lingamneni, Josep L. Llorens and William P. Burke
2022	Christopher A. Simon	William P. Burke, Michelle L. Basil, Josep L. Llorens and Stewart W. Strong
2021	Christopher A. Simon	William P. Burke, Michelle L. Basil, Anila Lingamneni and Josep L. Llorens

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return on Haemonetics Corporation common stock and on the S&P Health Care Equipment Select Industry Index based on an investment of $100 (with reinvestment of all dividends) in each of Haemonetics Corporation and the S&P Health Care Equipment Select Industry Index on March 30, 2020, the first trading day of our fiscal 2021.
PEO Total Compensation Amount	$ 10,722,488	$ 11,545,113	$ 10,686,395	$ 8,702,220	$ 8,625,394
PEO Actually Paid Compensation Amount	$ 1,345,794	10,182,199	18,084,134	(2,352,047)	6,611,926
Adjustment To PEO Compensation, Footnote	The dollar amounts reflected in these columns represent the "Compensation Actually Paid" ("CAP") to the CEO/PEO and the average amount of CAP to the non-PEO NEOs as a group, respectively, in the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns.In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for the CEO/PEO for each fiscal year to determine the “Compensation Actually Paid”:

Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	Fiscal 2025 ($)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)	Fiscal 2021 ($)
Summary Compensation Table Total Compensation	$10,722,488	$11,545,113	$10,686,395	$8,702,220	$8,625,394
Less the aggregate change in the actuarial present value of pension benefits	$—	$—	$—	$—	$—
Plus the actuarial present value of pension benefits attributable to the service during the covered fiscal year and prior service cost	$—	$—	$—	$—	$—
Less the grant date fair value of any equity awards granted during the year	$(8,426,642)	$(7,945,882)	$(7,424,913)	$(6,819,232)	$(6,596,160)
Plus the fair value as of fiscal year-end of any equity awards granted during the covered year that are unvested at the end of the year	$3,701,118	$6,313,249	$11,727,337	$8,268,477	$7,308,743
Plus the change, measured from the end of the prior fiscal year to the end of the most recently completed fiscal year, in the fair value of any equity awards granted in prior years that are unvested as of the end of the covered year	$(7,354,952)	$1,198,186	$3,234,630	$(7,412,245)	$(1,482,976)
Plus for awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—
Plus the change, measured from the end of the prior fiscal year to the vesting date, in fair value of equity awards granted in prior years that vested during the covered year	$2,703,782	$(928,467)	$(139,315)	$(5,091,267)	$(1,243,075)
Less the fair value as of the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	$—	$—	$—	$—	$—
Plus the dollar value of any dividends or earnings paid on equity awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation for the year	$—	$—	$—	$—	$—
Total Adjustments	$(9,376,694)	$(1,362,914)	$7,397,739	$(11,054,267)	$(2,013,468)
Compensation Actually Paid	$1,345,794	$10,182,199	$18,084,134	$(2,352,047)	$6,611,926

Non-PEO NEO Average Total Compensation Amount	$ 2,475,289	2,797,222	2,395,331	2,871,874	1,951,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 702,179	2,583,973	2,834,733	1,276,390	1,842,169
Adjustment to Non-PEO NEO Compensation Footnote
(2)The dollar amounts reflected in these columns represent the "Compensation Actually Paid" ("CAP") to the CEO/PEO and the average amount of CAP to the non-PEO NEOs as a group, respectively, in the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns.
In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for the non-PEO NEOs as a group, for each fiscal year to determine the “Compensation Actually Paid”:

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	Fiscal 2025 Average ($)	Fiscal 2024 Average ($)	Fiscal 2023 Average ($)	Fiscal 2022 Average ($)	Fiscal 2021 Average ($)
Summary Compensation Table Total Compensation	$2,475,289	$2,797,222	$2,395,331	$2,871,874	$1,951,223
Less the aggregate change in the actuarial present value of pension benefits	$—	$—	$—	$—	$—
Plus the actuarial present value of pension benefits attributable to the service during the covered fiscal year and prior service cost	$—	$—	$—	$—	$—
Less the grant date fair value of any equity awards granted during the year	$(1,608,422)	$(1,619,590)	$(1,233,682)	$(2,041,847)	$(1,129,311)
Plus the fair value as of fiscal year-end of any equity awards granted during the covered year that are unvested at the end of the year	$757,748	$1,286,814	$1,958,299	$2,404,154	$1,256,689
Plus the change, measured from the end of the prior fiscal year to the end of the most recently completed fiscal year, in the fair value of any equity awards granted in prior years that are unvested as of the end of the covered year	$(1,197,961)	$200,228	$404,989	$(1,373,148)	$(158,035)
Plus, for awards that are granted and vest in the same year, the fair value as of the vesting date	$—	$—	$—	$—	$—
Plus the change, measured from the end of the prior fiscal year to the vesting date, in fair value of equity awards granted in prior years that vested during the covered year	$275,525	$(80,701)	$(40,369)	$(584,643)	$(78,397)
Less the fair value as of the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	$—	$—	$(649,835)	$—	$—
Plus the dollar value of any dividends or earnings paid on equity awards in the fiscal year prior to the vesting date that are not otherwise included in total compensation for the year	$—	$—	$—	$—	$—
Total Adjustments	$(1,773,110)	$(213,249)	$439,402	$(1,595,484)	$(109,054)
Compensation Actually Paid	$702,179	$2,583,973	$2,834,733	$1,276,390	$1,842,169

Compensation Actually Paid vs. Total Shareholder Return
CAP AND TSR
The graph below shows the relationship between (i) the five-year total shareholder return on our common stock and on the S&P Health Care Equipment Select Industry Index, in each case based on an investment of $100 (with reinvestment of all dividends) in each of Haemonetics and the S&P Health Care Equipment Select Industry Index on March 30, 2020, the first trading day of our fiscal 2021 and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2021 through fiscal 2025.
Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income
CAP AND NET INCOME
The graph below shows the relationship between our net income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2021 through fiscal 2025.

Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure
CAP AND ADJUSTED REVENUE
The graph below shows the relationship between our Adjusted Revenue and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2021 through fiscal 2025.

Relationship Between Compensation Actually Paid and Adjusted Revenue

Total Shareholder Return Vs Peer Group
CAP AND TSR
The graph below shows the relationship between (i) the five-year total shareholder return on our common stock and on the S&P Health Care Equipment Select Industry Index, in each case based on an investment of $100 (with reinvestment of all dividends) in each of Haemonetics and the S&P Health Care Equipment Select Industry Index on March 30, 2020, the first trading day of our fiscal 2021 and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2021 through fiscal 2025.
Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Tabular List, Table

Adjusted EPS*
Adjusted Operating Income*
Adjusted Revenue*
Business Unit Revenue*
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 62.60	84.55	81.97	63.25	110.99
Peer Group Total Shareholder Return Amount	120.90	129.18	137.09	167.29	174.65
Net Income (Loss)	$ 167,679	$ 117,558,000	$ 115,401,000	$ 43,375,000	$ 79,469,000
Company Selected Measure Amount	1,363,800	1,305,300,000	1,189,500,000	989,900,000	869,100,000
PEO Name	Christopher A. Simon	Christopher A. Simon	Christopher A. Simon	Christopher A. Simon	Christopher A. Simon
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.Adjusted EPS, adjusted operating income, adjusted revenue and business unit revenue are non-GAAP financial measures under applicable SEC rules and regulations and represent the performance metrics for our Named Executive Officers under the 2025 Bonus Plan, as described in more detail in our Compensation Discussion and Analysis beginning on page 22. For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures, please refer to the Compensation Discussion and Analysis beginning on page 22 and to Appendix A to this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income*
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Revenue*
Non-GAAP Measure Description	Adjusted revenue is a non-GAAP number and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. For purposes of the 2025 Bonus Plan, adjusted revenue equals fiscal 2025 total Company revenue determined in accordance with GAAP, or $1,360.8 million, adjusted to exclude the impacts of currency as well as the sale of the Company’s Whole Blood product line within its Blood Center business unit in January 2025, which occurred after the Compensation Committee set performance goals under the 2025 Bonus Plan during the first quarter of fiscal 2025. As discussed in our Compensation Discussion and Analysis, adjusted revenue results also exclude approximately $14.0 million of fiscal 2025 revenue from North America disposables sales to CSL, which represents the portion of such fiscal 2025 North America disposables sales to CSL that exceeded the amount contemplated in the adjusted revenue performance targets set by the Committee based on the Company’s fiscal 2025 annual operating plan. For more information, see "Annual Short-Term Incentive Compensation" beginning on page 29.
Measure:: 4
Pay vs Performance Disclosure
Name	Business Unit Revenue*
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,376,694)	$ (1,362,914)	$ 7,397,739	$ (11,054,267)	$ (2,013,468)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,426,642)	(7,945,882)	(7,424,913)	(6,819,232)	(6,596,160)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,701,118	6,313,249	11,727,337	8,268,477	7,308,743
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,354,952)	1,198,186	3,234,630	(7,412,245)	(1,482,976)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,703,782	(928,467)	(139,315)	(5,091,267)	(1,243,075)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,773,110)	(213,249)	439,402	(1,595,484)	(109,054)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,608,422)	(1,619,590)	(1,233,682)	(2,041,847)	(1,129,311)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,748	1,286,814	1,958,299	2,404,154	1,256,689
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,197,961)	200,228	404,989	(1,373,148)	(158,035)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,525	(80,701)	(40,369)	(584,643)	(78,397)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(649,835)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0